Schedule of cash and cash equivalents (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and banks	$ 1,518	$ 2,472
Time deposits	305
Mutual funds	1,349	4,110
Total cash and cash equivalents	$ 3,172	$ 6,582